PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment as of December 31, 2012 and 2011 consist of the following:

	2012	2011

Buildings	$24,976,660	$24,781,774
Leasehold land improvement	22,102	21,878
Machinery and equipment	106,179,264	104,318,990
Vehicles	3,216,660	3,261,984
Office equipment	419,456	387,815
Construction in progress	34,969,529	14,696,770
	169,783,671	147,469,211
Less: Accumulated depreciation	(35,673,014)	(24,773,965)
	$134,110,657	$122,695,246

Schedule of Construction in Progress

	Balance at 2012	Estimated cost to complete as of December 31, 2013	Estimated time to complete

Production lines	$15,080,014	$168,536	June, 2013
Plant	6,983,931	6,142,664	April, 2013
Staff quarters	12,905,584	6,484,153	October, 2013
	$34,969,529	$12,795,353